UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          11/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:       $112,985
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                             FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC          COMMON     052800109  1,361     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP    COMMON     067901108  1,246     66,202   SH         SOLE          66,202   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC      COMMON     10553F106    447     53,471   SH         SOLE          53,471   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN    COMMON     12189T104 16,959    587,436   SH         SOLE         587,436   0       0
 SANTA FE C
-----------------------------------------------------------------------------------------------------------
COVANCE INC          COMMON     222816100    421     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS & CO        COMMON     263534109  1,560     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE      SPONSORED
 PLC                 ADR        37733W105 23,229    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COMMON     406216101  4,180    172,346   SH         SOLE         172,346   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC   COMMON     438516106 12,415    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC   COMMON     484173109  1,013     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC         COMMON     620076109 11,735    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP      SPONSORED  92857W100  4,579    226,120   SH         SOLE         226,120   0       0
 PLC NEW             ADR
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO     COMMON     949746101  3,202     62,180   SH         SOLE          62,180   0       0
 NEW
-----------------------------------------------------------------------------------------------------------
XANSER CORP          COMMON     98389J103    299    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------
BUCKEYE PARTNERS     UNIT LTD   118230101    300      7,500   SH         SOLE           7,500   0       0
 LP                  PARTN
-----------------------------------------------------------------------------------------------------------
BUNGE LIMITED        COMMON     G16962105    688     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
CEDAR FAIR LP        DEPOSITRY  150185106    210      7,500   SH         SOLE           7,500   0       0
                     UNIT
-----------------------------------------------------------------------------------------------------------
CLARK INC            COMMON     181457102    133     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP             COMMON     126501105    123     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW    COMMON     242370104  4,748    153,000   SH         SOLE         153,000   0       0
-----------------------------------------------------------------------------------------------------------
EARTHLINK INC        COMMON     270321102    988    120,000   SH         SOLE         120,000   0       0
-----------------------------------------------------------------------------------------------------------
FEDDERS CORP         COMMON NEW 313135501    727    125,300   SH         SOLE         125,300   0       0
-----------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL     ORD        Y2573F102  1,067     75,000   SH         SOLE          75,000   0       0
 LTD
-----------------------------------------------------------------------------------------------------------
GARTNER INC          COMMON     366651107  2,457    223,000   SH         SOLE         223,000   0       0
-----------------------------------------------------------------------------------------------------------
HCA INC              COMMON     404119109    737     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG     SPONSORED  413216300    290     20,000   SH         SOLE          20,000   0       0
    LTD              ADR
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE     COMMON     46625H100  4,449    129,600   SH         SOLE         129,600   0       0
 & CO
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES       COMMON     46621D103    255    202,400   SH         SOLE         202,400   0       0
 INC
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP      COMMON     492386107  1,562     35,000   SH         SOLE          35,000   0       0
-----------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS COMMON     495582108    152     10,000    SH        SOLE          10,000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY       COMMON     554489104    392     10,000   SH         SOLE          10,000   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
NEWMONT MINING
 CORP                COMMON     651639106    391     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
NORANDA INC          COMMON     655422103    205     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
OMI CORP NEW         COMMON     Y6476W104    132     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
PARK OHIO
 HLDGS CORP          COMMON     700666100    840    103,070   SH         SOLE         103,070   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL   COMMON     74153Q102  1,010     59,600   SH         SOLE          59,600   0       0
-----------------------------------------------------------------------------------------------------------
SCUDDER NEW ASIA FD
 INC                 COMMON     811183102    653     56,400   SH         SOLE          56,400   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION    CL A       817320104  1,838     42,931   SH         SOLE          42,931   0       0
-----------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST
 GROUP INC           CL A       829226109    256     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN REALTY
 CORP                COMMON     78440X101  1,625     45,000   SH         SOLE          45,000   0       0
-----------------------------------------------------------------------------------------------------------
SOLA INTL INC        COMMON     834092108    160     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC    COMMON     867229106    278     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS
 CORP NEW            CL A       89420G109    635     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP     COMMON     910671106  2,220    139,600   SH         SOLE         139,600   0       0
-----------------------------------------------------------------------------------------------------------
U S ONCOLOGY INC     COMMON     90338W103     73     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL   COMMON     922122106    745     44,074   SH         SOLE          44,074   0       0
-----------------------------------------------------------------------------------------------------------

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